Related Party Transactions	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
Related Party Transactions
4.	Related Party Transactions

At September 30, 2013, accounts payable includes $107,893 (December 31, 2012 - $461,755) due to a director of the Company and a company with a director in common in respect of unpaid management fees and expenses incurred on behalf of the Company.

At September 30, 2013, accounts payable also includes $15,527 (December 31, 2012 - $15,527) of expenses for operating costs paid on behalf of the Company by companies with directors in common.

On August 21, 2012 the Company entered into a Management Services Agreement with a director (the “Director”) and an arm’s length consultant (the “Consultant”), for a term of 12 months commencing on October 1, 2012. As partial remuneration for the management services the Company agreed to issue 320,000 restricted common shares to the Director. The Company also agreed to pay the Director $20 per hour for time spent on the affairs of the Company, pursuant to which during the period ended September 30, 2013, the Company has paid or accrued management fees of $1,100 (2012 – $Nil). The shares were valued at $0.33 for a total value of $105,600.

During the period ended September 30, 2013, the Company paid or accrued management fees of $17,150 (September 30, 2012 - $Nil) to a director, and to a director and officer of the Company.